DEFERRED CONSIDERATION (Tables)	12 Months Ended
Dec. 31, 2024
DEFERRED CONSIDERATION
Schedule of deferred consideration

Balance as at January 1, 2023	3,297
Accretion expense	403
Loss on remeasurement of deferred consideration	440
Shares issued as deferred consideration	(1,104)
Effect of movement in exchange rates	(97)
Balance as at December 31, 2023	2,939

Accretion expense	428
Gain on remeasurement of deferred consideration	(132)
Shares issued as deferred consideration	(2,139)
Effect of movement in exchange rates	148
Balance as at December 31, 2024	1,244